Loans	6 Months Ended
Mar. 31, 2023
Loans
Loans

Note 8. Loans

	As at	As at	As at	% Mov’t
	31 March	30 Sept	31 March	Mar 23	Mar 23
$m	2023	2022	2022	- Sept 22	- Mar 22
Australia
Housing	472,570	467,382	458,278	1	3
Personal	12,028	12,832	14,128	(6)	(15)
Business	169,891	170,636	156,763	-	8
Total Australia	654,489	650,850	629,169	1	4
New Zealand
Housing	61,081	56,211	57,780	9	6
Personal	1,116	1,058	1,116	5	-
Business	30,668	28,855	29,294	6	5
Total New Zealand	92,865	86,124	88,190	8	5
Total other overseas	7,047	6,879	6,392	2	10
Gross loans	754,401	743,853	723,751	1	4
Provision for ECL on loans (Note 9)	(4,470)	(4,206)	(4,195)	6	7
Total loans[1,2]	749,931	739,647	719,556	1	4

1.	Total loans included securitised loans of $4,019 million as at 31 March 2023 (30 September 2022: $4,747 million, 31 March 2022: $4,808 million). The level of securitised loans excludes loans where Westpac is the holder of related debt securities.
2.	Total loans included assets pledged for the covered bond programs of $40,483 million as at 31 March 2023 (30 September 2022: $38,455 million, 31 March 2022: $35,052 million).